Business Combinations - Reconciliation of the Business Combination (Details) - USD ($) $ in Thousands		9 Months Ended
	Jan. 29, 2021	Sep. 30, 2021	Sep. 30, 2020
Schedule of Reverse Recapitalization [Line Items]
Cash - Novus trust and cash, net of redemptions		$ 99,896
Cash - PIPE financing	$ 375,000	375,000
Non-cash Convertible Note conversion		30,808
Non-cash net liabilities assumed from Novus		(2,850)
Less: Fair value of assumed common stock Private Warrants		(45,565)
Less: transaction costs allocated to equity		(23,762)
Net impact on total stockholders' equity		433,527
Less: cash payments for transaction costs at Closing		(2,634)
Less: non-cash Convertible Note conversion		(30,808)
Add: non-cash net liabilities assumed from Novus		2,850
Add: non-cash fair value of assumed common stock Private Warrants		45,565
Net impact on net cash provided by financing activities		448,500	$ 0
Less: transaction costs included in net cash used in operating activities		(13,261)
Total net increase in cash and cash equivalents on closing date	$ 435,239	435,239
Private Warrants
Schedule of Reverse Recapitalization [Line Items]
Transaction costs recognized as operating expense		$ 2,887